UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Operating expenses
Compensation and related costs - inclusive of share base compensation $28,519, $4,780,383, $70,189, $7,724,150 and $17,808,002	$ 478,741	$ 5,068,707	$ 1,767,195	$ 8,371,481	$ 2,227,203	$ 18,133,550	$ 22,127,948
Professional fees - inclusive of share based compensation $1,640,501, $2,247,292, $1,849,745, $6,290,252 and $8,501,449	2,463,804	3,167,242	4,392,673	7,761,899	909,681	9,035,702	13,602,012
Research and development - inclusive of share based compensation $72,888, $0, $109,571, $0 and $109,571	1,399,875	110,656	2,113,813	286,889	63,812	1,292,296	3,008,326
Selling, general and administrative	812,066	113,140	4,131,193	337,622		1,700,000	5,487,301
Technology license fees	0	0	100,000	0	0	0	1,800,000
Rent expense	0	0	0	0	63,000	95,469	158,469
Total operating expenses	5,154,486	8,459,745	12,504,874	16,757,891	3,263,696	30,257,017	46,025,587
Operating loss	(5,154,486)	(8,459,745)	(12,504,874)	(16,757,891)	(3,263,696)	(30,257,017)	(46,025,587)
Other income (expense)
Interest income	4	6,049	9	15,781	75	21,830	21,914
Interest expense	0	(26,761)	(41,563)	(70,559)		(105,917)	(147,480)
Registration payment obligation income	360,000	0	360,000	0	0	0	360,000
Registration payment obligation expense	(360,000)	0	(360,000)	0	0	0	(360,000)
Realized gain on sale of marketable securities	59,737	0	59,737	0	0	0	59,737
Change in fair value of derivative financial instruments - warrants	(5,803,054)	0	(8,198,672)	0	0	0	(8,198,672)
Loss on transactions denominated in foreign currencies	0	0	3,873	0	(4,635)	(2,752)	11,260
Total other expense, net	(5,743,313)	(20,712)	(8,184,362)	(54,778)	4,560	86,839	(8,275,761)
Net loss	(10,897,799)	(8,480,457)	(20,689,236)	(16,812,669)	(3,268,256)	(30,343,856)	(54,301,348)
Net loss per common share - basic and diluted	$ (0.71)	$ (2.42)	$ (1.62)	$ (5.55)	$ (1.59)	$ (8.29)
Weighted average common shares outstanding, basic and diluted					2,053,402	3,662,114
Comprehensive Loss:
Net losses	(10,897,799)	(8,480,457)	(20,689,236)	(16,812,669)	(3,268,256)	(30,343,856)	(54,301,348)
Unrealized loss on marketable securities	(154,834)		(154,834)				(154,834)
Comprehensive Loss	$ (11,052,633)	$ (8,480,457)	$ (20,844,070)	$ (16,812,669)			$ (54,456,182)